Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 3,670	$ 5,979	$ 10,498	$ 19,146	$ 22,449	$ 27,095
General and administrative	5,291	2,404	9,364	8,504	11,603	11,217
Total operating expenses	8,961	8,383	19,862	27,650	34,052	38,312
Loss from operations	(8,961)	(8,383)	(19,862)	(27,650)	(34,052)	(38,312)
Other income (expense):
Interest income	22	176	70	647	743	663
Interest expense	(212)	(312)	(730)	(944)	(1,228)	(767)
Change in fair value of call right liability						313
Change in fair value of derivative liability		(7)	(556)	(96)	(104)	(67)
Realized foreign exchange loss	1		1	(8)	(12)	(13)
Total other expense	(189)	(143)	(1,215)	(401)	(601)	129
Loss before income tax expense	(9,150)	(8,526)	(21,077)	(28,051)	(34,653)	(38,183)
Income tax expense		(26)	(32)	(81)	(91)	(103)
Net loss	$ (9,150)	$ (8,552)	$ (21,109)	$ (28,132)	$ (34,744)	$ (38,286)
Net loss per share - basic and diluted	$ (0.18)	$ (1.27)	$ (0.88)	$ (4.26)
Basic and diluted weighted average shares outstanding	50,939,657	6,752,143	23,968,408	6,601,951